March 10, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds
1933 Act Registration No. 33-5852
1940 Act Registration No. 811-4676

Ladies and Gentlemen:

Attached for filing on behalf of Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Leaders Fund, Harbor Emerging Markets Equity Fund, Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund (the “Funds”) pursuant to the Securities Act of 1933, as amended, and Rule 497(c) thereunder and the Investment Company Act of 1940, as amended, are exhibits containing interactive data format of risk/return summary information included in the final form of the Funds’ prospectuses, filed pursuant to Rule 497(c) on March 6, 2017 (accession number 0001193125-17-071265), included in the Harbor Domestic Equity Funds Prospectus, Harbor International & Global Funds Prospectus and Harbor Fixed Income Funds Prospectus, each dated March 1, 2017.

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Jill Damon, Esq.
Dechert LLP

David G. Van Hooser
Charles F. McCain, Esq.
Anmarie S. Kolinski
Erik D. Ojala, Esq.
Harbor Funds

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.